Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash generated from operating activities
Net (loss) income	$ (36,242,249)	$ (5,430,209)	$ 6,399,899
Adjustments to reconcile net income (loss) to net cash
Income tax expense	286,335	2,094,076	3,672,624
Interest expense	791,749	257,767	25,509
Depreciation and amortization	2,257,790	152,203	27,084
Amortization of right-of-use assets	692,557	708,159	584,813
Loss on disposal of right-of-use assets			489,178
Shares issued to directors and consultants	106,000	630,500	213,840
Convertible note - Accretion of financing cost	1,376,458	397,153
Fair value loss	3,747,100	1,996,249
Impairment loss	15,518,178
Changes in operating assets and liabilities
Accounts receivables	(210,146)	(85,321)	1,093,322
Advance to suppliers	(1,102,585)
Inventories	(144,611)	235,071	(235,086)
Prepayments, deposits and other current assets	475,241	(19,980)	(4,968,939)
Long-term prepayments and other non-current assets	(55,332)	1,546,527	2,875,495
Accounts payable and accrued expenses	5,299,024	3,218,541	2,482,455
Advance from customers	33,829
Taxes payable	(504,831)	(1,326,930)	(3,989,279)
Operating lease liabilities	(729,571)
Cash provided by (used in) operating activities	(8,405,064)	4,373,806	8,670,915
Cash generated from investing activities
Deposits for purchase of land and properties	(60,000,000)		(1,816,102)
Due from related parties	(4,295,120)
Purchases of property and equipment	(887,838)	(4,607,297)	(261,843)
Purchases of intangible assets	(19,676)
Right-of-use-asset costs		(2,521,104)	(212,866)
Long-term investment		(941,073)
Refund (Deposit) made for potential acquisitions		1,136,042	(3,400,000)
Cash paid to former non-controlling shareholders of HAPPY		(466,888)
Lease principal refund			80,531
Cash used in investing activities	(65,202,634)	(7,400,320)	(5,610,280)
Cash generated from financing activities
Proceeds from stock issuance	92,979,677		21,661,293
Proceeds from short-term loan	1,402,203
Due to related parties	1,630,511
Payment of financial leases	(76,135)
Repayment of convertible notes	(400,000)
Proceeds from convertible notes		8,445,000
Payment of convertible notes issuance cost		(1,094,015)
Cash provided by financing activities	95,536,256	7,350,985	21,661,293
Net increase in cash and cash equivalents	21,928,558	4,324,471	24,721,928
Effects of currency translation	(5,518,230)	(1,892,891)	2,666,345
Cash and cash equivalents at beginning of year	54,842,052	52,410,472	25,022,199
Cash and cash equivalents at end of year	71,252,380	54,842,052	52,410,472
SUPPLEMENTAL DISCLOSURES
Income taxes paid	1,044,082	1,021,060	4,271,139
Interest paid	554,637	23,250	25,509
Non-cash transactions
Issuance of warrants		345,477,000,000
Issuance of shares for convertible note principal and interest settlement	3,520,000	200,000
Issuance of shares to directors and consultants	106,000	630,500	213,840
Zhongrun
Non-cash transactions
Issuance of shares for acquisition of 40% equity in Lianbao	11,350,319
Chuangying
Non-cash transactions
Issuance of shares for acquisition of 40% equity in Lianbao	5,593,049
Youyou
Non-cash transactions
Issuance of shares for acquisition of 40% equity in Lianbao		2,000,091
Lianbao
Non-cash transactions
Issuance of shares for acquisition of 40% equity in Lianbao		$ 3,743,258